ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 27, 2020	Jan. 03, 2021	Dec. 29, 2019
Business Combinations [Abstract]
Pro forma net sales	$ 44,300	$ 1,154,229	$ 1,014,223
Pro forma net loss		(203,491)	(25,875)
Pro forma net loss attributable to controlling interest	$ 4,700	(197,849)	(10,927)
Pro forma net loss attributable to noncontrolling interest		$ (5,642)	$ (14,948)